Other equity_Details of other equity (Details) $ in Thousands	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Accumulated other comprehensive income [Abstract]
Net gain or loss on valuation of financial assets at FVTOCI	₩ (46,746,000,000)		₩ 0
Gain on valuation of AFS financial assets	0		301,930,000,000
Gain(loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk	29,000,000		0
Share of other comprehensive loss of joint ventures and associates	(1,446,000,000)		(1,251,000,000)
Loss on foreign currencies translation of foreign operations	(206,037,000,000)		(242,700,000,000)
Remeasurement loss related to defined benefit plan	(211,838,000,000)		(152,624,000,000)
Gain(loss) on valuation of cash flow hedges	(5,436,000,000)		777,000,000
Equity related to non-current assets held for sale	(564,000,000)		4,145,000,000
Sub-total	(472,038,000,000)		(89,723,000,000)	₩ 70,750,000,000	₩ 173,368,000,000
Treasury shares	(34,113,000,000)		(34,113,000,000)
Other capital adjustments	(1,607,647,000,000)		(1,815,438,000,000)
Total	₩ (2,113,798,000,000)	$ (1,901,239)	₩ (1,939,274,000,000)